UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23879

Coller Secondaries Private Equity Opportunities Fund

(Exact name of registrant as specified in charter)

950 Third Avenue

New York, New York 10022

(Address of principal executive offices) (zip code)

Richard Jason Alexander Elmhirst

950 Third Avenue

New York, New York 10022

(212) 644-8500

(Name, Address and Telephone Number of Person Authorized to Receive Notices and
Communications on Behalf of the Filing Person(s))

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 644-8500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The semi-annual report (the “Report”) of Coller Secondaries Private Equity Opportunities Fund (the “Fund”) for the period ended September 30, 2024, is attached herewith:

Semi-Annual Report

Coller Secondaries Private Equity Opportunities Fund

September 30, 2024

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments

September 30, 2024 (Unaudited)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	% of Shareholders' Capital	Fair Value
Private Equity Investments (81.70%)
Direct Investments (0.07%)
Direct Equity (0.07%)
Silverfort Inc.+,a	Middle East	Growth	4/1/2024	0.07%	$250,000
Total Direct Equity (Cost $250,000) (0.07%)					$250,000
Total Direct Investments (Cost $250,000) (0.07%)					$250,000
Primary Investments ((0.01)%)
A11 USD (Feeder)[a]	Europe	Leveraged Buyout	4/1/2024	0.02%	58,261
VIP V Feeder S.C.Sp.[a,b]	Europe	Leveraged Buyout	5/23/2024	(0.05)%	(179,470)
CB Offshore Technology Fund IIa	North America	Leveraged Buyout	6/18/2024	0.02%	75,502
Total Primary Investments (Cost $199,454) ((0.01)%)					$(45,707)
Secondary Investments (81.64%)
Affinity Asia Pacific Fund IV L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1.85%	6,498,245
BPEA Private Equity Fund VI, L.P.2[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1.25%	4,403,388
Carlyle Asia Partners V, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	0.93%	3,279,334
Hony Capital Fund V, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	0.45%	1,593,596
Navis Asia Fund VII, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1.99%	7,002,741
TPG Asia VII-B, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	0.58%	2,032,892
Victoria South American Partners II, L.P.[a]	Central & South America	Leveraged Buyout	4/1/2024	0.34%	1,182,041
A10 Feeder, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	0.95%	3,332,822
Advent International GPE VII-B, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	0.45%	1,578,678
Apax VIII - Ba	Europe	Leveraged Buyout	4/1/2024	0.17%	600,823
Astorg Normec Fund, L.P.[a]	Europe	Leveraged Buyout	9/24/2024	0.09%	298,726
Astorg VI, FCPI[a]	Europe	Leveraged Buyout	4/1/2024	0.53%	1,865,754
Astorg VII S.À R.L.[a]	Europe	Leveraged Buyout	4/1/2024	1.45%	5,087,915
Axcel V K/Sa	Europe	Leveraged Buyout	4/1/2024	0.99%	3,465,927
Carlyle Europe Partners V, S.C.Sp.[a]	Europe	Leveraged Buyout	4/1/2024	1.28%	4,494,168
CD&R Value Building Partners I, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	0.61%	2,144,330
CVC Capital Partners VI (A) LPa	Europe	Leveraged Buyout	4/1/2024	2.56%	8,990,975
EQT IX (No.2) EUR SCSP[a]	Europe	Leveraged Buyout	4/1/2024	2.02%	7,105,557
Equistone Europe Fund IV-B, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	0.17%	609,112
HgCapital 8 D L.P.[a]	Europe	Leveraged Buyout	4/1/2024	2.10%	7,364,924
HgCapital Mercury 2 D L.P.[a]	Europe	Leveraged Buyout	4/1/2024	1.35%	4,741,657
IK VII No.1 LPa	Europe	Leveraged Buyout	4/1/2024	0.10%	349,538
KKR European Fund V, SCSp[a]	Europe	Leveraged Buyout	4/1/2024	2.18%	7,653,877
Nordic Capital IX Beta, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	1.60%	5,617,307
Nordic Capital VIII Alpha, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	0.74%	2,607,546
PAI Europe VIa	Europe	Leveraged Buyout	4/1/2024	1.37%	4,807,021
Permira Va	Europe	Leveraged Buyout	4/1/2024	0.76%	2,658,582
Sixth Cinven Fund (No.4) Limited Partnership[a]	Europe	Leveraged Buyout	4/1/2024	0.34%	1,185,556
Vitruvian Investment Partnership III, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	3.67%	12,889,899
AEA Investors Fund V, L.P.[a]	North America	Leveraged Buyout	4/1/2024	0.31%	1,083,621
Apollo Investment Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1.66%	5,823,201
Apollo Overseas Partners VIII, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1.00%	3,507,679
Ares Corporate Opportunities Fund IV, L.P.[a]	North America	Leveraged Buyout	4/1/2024	0.43%	1,511,284
Bain Capital Fund (Lux) XII, SCSp[a]	North America	Leveraged Buyout	4/1/2024	0.84%	2,965,962
Carlyle Partners VII[a]	North America	Leveraged Buyout	4/1/2024	1.28%	4,506,022
CB Offshore Equity Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1.22%	4,266,444
Charlesbank Equity Fund VIII L.P.[a]	North America	Leveraged Buyout	4/1/2024	0.88%	3,089,660

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments

September 30, 2024 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	% of Shareholders' Capital	Fair Value
Secondary Investments (continued)
Clayton, Dubilier & Rice Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1.81%	6,362,539
Clayton, Dubilier & Rice Fund X, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1.61%	5,662,856
Gasherbrum Fund II, L.P.[a]	North America	Leveraged Buyout	6/7/2024	6.59%	23,125,440
Gryphon Partners V-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1.97%	6,910,653
Harren Investors III, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1.81%	6,359,805
KKR Americas Fund XII EEA, L.Pa	North America	Leveraged Buyout	4/1/2024	3.09%	10,854,468
Kohlberg Fund VIII[a]	North America	Leveraged Buyout	4/1/2024	2.91%	10,217,745
Nautic Partners VII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	0.50%	1,756,162
Permira 45 CF SCSp[a,c]	North America	Leveraged Buyout	4/1/2024	14.58%	51,171,120
Thoma Bravo Fund XIII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	3.10%	10,882,539
TPG Healthcare Partners, L.P.[a]	North America	Leveraged Buyout	4/1/2024	0.16%	554,116
TPG Partners VIII, L.P.[a]	North America	Leveraged Buyout	4/1/2024	0.86%	3,001,138
Trident VI Parallel Fund, L.P.[a]	North America	Leveraged Buyout	4/1/2024	0.77%	2,714,166
Vista Equity Partners Fund VII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1.09%	3,822,358
Vista Foundation IV-Aa	North America	Leveraged Buyout	4/1/2024	0.30%	1,035,337
Total Secondary Investments (Cost $268,663,122) (81.64%)					$286,627,246
Total Private Equity Investments (Cost $269,112,576) (81.70%)					$286,831,539

	Shares	Percentage of Net Assets	Fair Value
Short-Term Investments (8.90%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.94%[d]	31,234,784	8.90%	$31,234,784
Total Short-Term Investments (Cost $31,234,784) (8.90%)			$31,234,784
Total Investments (Cost $300,347,360) (90.60%)			$318,066,323
Other Assets/(Liabilities) (9.40%)			$33,007,733
Net Assets (100.00%)			$351,074,056

+	The fair value of the investment was determined using significant unobservable inputs.
a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2024 was $286,831,539 or 81.70% of Shareholders’ Capital. As of September 30, 2024, the aggregate cost of each investment restricted to resale was $250,000, $63,196, $136,258, $5,492,288, $4,551,015, $3,156,291, $1,675,750, $6,971,973, $1,871,676, $1,738,503, $2,917,195, $1,756,372, $1,032,486, $304,497, $1,690,859, $4,731,699, $2,722,489, $4,318,737, $2,199,951, $8,508,574, $6,690,641, $704,152, $6,368,100, $4,240,213, $409,800, $6,056,605, $5,480,251, $2,622,165, $4,924,142, $3,197,828, $1,055,369, $11,260,760, $863,238, $5,648,573, $3,569,980, $1,581,614, $2,653,365, $4,331,558, $4,227,941, $3,249,627, $6,546,637, $5,598,419, $18,159,152, $6,773,621, $7,290,078, $7,363,207, $10,097,320, $1,845,107, $49,339,120, $10,447,794, $483,577, $2,494,149, $2,416,632, $4,018,979, $1,013,051, respectively, totaling $269,112,576.
b	Position or portion thereof unsettled as of September 30, 2024.
c	Through Permira 45 CF SCSp’s Portfolio Investments, C-SPEF has an indirect exposure to Genesys Cloud Services. Inc. of 8% of its Shareholders’ Capital.
d	The rate shown is the annualized seven-day yield as of September 30, 2024.

A summary of outstanding derivative instruments at September 30, 2024 is as follows:

Foreign Currency Forward Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
4/11/2025	Royal Bank of Canada	$11,779,972	£9,500,000	$12,722,899	$(942,927)
4/11/2025	Royal Bank of Canada	$26,444,891	€24,400,000	27,428,646	(983,755)
4/11/2025	Royal Bank of Canada	$22,747,194	€20,281,094	22,798,482	(51,288)
4/11/2025	State Street Bank & Trust Company	$10,835,030	€10,000,000	11,241,248	(406,218)
4/11/2025	State Street Bank & Trust Company	$12,490,280	£10,000,000	13,392,525	(902,245)
					$(3,286,433)

£	British Pound
€	Euro

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Statement of Assets and Liabilities

September 30, 2024 (Unaudited)

Assets
Investment in Investment Funds, at fair value (cost $269,112,576)	$286,831,539
Investment in Short-Term Investments, at fair value (cost $31,234,784)	31,234,784
Distributions receivable from Investment Funds	2,543,140
Cash and cash equivalents	34,671,237
Dividends and interest receivable	140,148
Deferred offering costs	524,533
Due from adviser	69,250
Deferred financing cost	100,000
Total Assets	356,114,631

Liabilities
Revolving Credit Facility fees payable	1,803
Unrealized depreciation of foreign currency forward contracts	3,286,433
Professional fees payable	791,267
Offering costs payable	355,959
Fund accounting and administration fees payable	252,041
Organizational costs payable	106,990
Trustees' fees payable	40,123
Transfer agency fees payable	27,762
Other payables	178,197
Total Liabilities	5,040,575
Commitment and contingencies (See Note 11 & 12)

Net Assets	$351,074,056
Composition of Net Assets
Paid-in capital	$334,487,632
Distributable earnings	16,586,424
$351,074,056
Class I Shares
Net assets	$351,074,056
Shares outstanding	67,286,832
Net assets value per share	$5.2176

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Statement of Operations

For the period from April 1, 2024 (Commencement of Operations) to September 30, 2024 (Unaudited)

Investment Income
Dividend income	$940,965
Interest income	837,889
Total Investment Income	1,778,854
Expenses
Advisory fees	2,784,027
Professional fees	833,870
Offering costs expense	527,413
Revolving Credit Facility fees	447,051
Fund accounting and administration fees	166,836
Trustees' fees	90,246
Transfer agent fees	27,762
Fund Chief Compliance Officer fees	15,041
Other operating expenses	26,560
Total Expenses	4,918,806
Waivers/Reimbursements
Advisory fees voluntary waiver	(2,784,027)
Advisory limitation of other operating expenses	(724,030)
Total Net Expenses	1,410,749
Net Investment Income	368,105
Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency and Foreign Currency Forward Contracts
Net realized gain/(loss) on Investment Funds	191,686
Net realized gain/(loss) on foreign currency	(777,062)
Net change in unrealized appreciation/(depreciation) on:
Investment Funds	17,718,963
Foreign currency forward contracts	(3,286,433)
Foreign currency translations	(11,082)
Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency and Foreign Currency Forward Contracts	13,836,072
Net Increase in Net Assets From Operations	$14,204,177

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Statement of Changes in Net Assets

For the period from April 1, 2024 (Commencement of Operations) to September 30, 2024 (Unaudited)
Operations:
Net investment income	$368,105
Net realized gain/(loss) on investments, foreign currency transactions and foreign currency forward contracts	(585,376)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation and foreign currency forward contracts	14,421,448
Net Increase in Net Assets from Operations	$14,204,177
Fund Share Transactions:
Class I Shares
Reorganization	321,642,882
Proceeds from the sale of shares	15,126,997
Total Class I Shares Transactions	$336,769,879
Net increase in Net Assets from Capital Transactions	$336,769,879
Net Assets
Beginning of period	$100,000
End of period	$351,074,056

Fund Share Transactions:
Class I Shares
Shares outstanding at beginning of period	20,000
Shares issued from Reorganization	64,328,576
Shares sold	2,938,256
Shares outstanding at end of period	67,286,832

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Statement of Cash Flows

For the period from April 1, 2024 (Commencement of Operations) to September 30, 2024 (Unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$14,204,177
Adjustments to reconcile net increase in net assets from operations to net cash provided by /(used for) operating activities:
Net realized (gain)/loss from investments	(191,686)
Net change in unrealized (appreciation)/depreciation on investments	(17,718,963)
Net change in unrealized (appreciation)/depreciation on foreign currency forward contracts	3,286,433
Purchases of investments	(44,043,111)
Proceeds from sales of investments	28,757,376
Net (purchases)/sales of short-term investments	(31,234,784)
Changes in operating assets and liabilities:
(Increase)/decrease in dividends and interest receivable	(140,148)
(Increase)/decrease in distributions receivable from Investment Funds	(2,543,140)
(Increase)/decrease in deferred offering costs	(524,533)
(Increase)/decrease in due from adviser	(69,250)
Increase/(decrease) in fund accounting and administration fees payable	252,041
Increase/(decrease) in professional fees payable	791,267
Increase/(decrease) in Trustees' fees payable	40,123
Increase/(decrease) in organizational costs payable	106,990
Increase (decrease) in offering costs payable	355,959
Increase/(decrease) in transfer agent fees payable	27,762
Increase (decrease) in offering costs payable	1,803
Increase/(decrease) in other payables	178,197
Net cash provided by/(used for) in operating activities	$(48,463,487)
Cash flows from financing activities
Proceeds from the sale of shares	15,126,997
Proceeds from reorganization	68,007,727
Deferred financing costs paid	(100,000)
Net cash provided by/(used for) in financing activities	$83,034,724
Net increase/(decrease) in cash and cash equivalents	$34,571,237
Cash and cash equivalents at beginning of period	$100,000
Cash and cash equivalents at end of period	$34,671,237
Supplemental and non-cash financing activities
Cashless proceeds from Reorganization	$253,635,155

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Financial Highlights

For the period from April 1, 2024 (Commencement of Operations) to September 30, 2024
Class I	(Unaudited)
Per share operating performance:
Net asset value, beginning of period	$5.0000
Income/(loss) from investment operations:
Net investment income[1]	0.0056
Net realized & unrealized gain (loss)[1]	0.2120
Total income (loss) from investment operations	0.2176
Net asset value, end of period	$5.2176
Total return[2,3]	4.35%
Ratios and supplemental data:
Net assets, end of period (000's)	$351,074
Ratios to average net assets:[4]
Total expenses, before waiver	1.45%[3]
Total expenses, net of Advisor limitation of other operating expenses	0.42%[3]
Net investment income/(loss), before waiver	(0.93)%[3]
Net investment income/(loss), after waiver and limitation of other operating expenses	0.10%[3]
Portfolio turnover rate[3]	10%

1	Calculated using average units outstanding.
2	Total return based on net asset value calculated as the change in Net Asset Value per Share during the period, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.
3	Not annualized.
4	The ratios do not include investment income or expenses of the Portfolio Funds.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Coller Secondaries Private Equity Opportunities Fund

Notes to Consolidated Financial Statements

September 30, 2024

1. Organization

Coller Secondaries Private Equity Opportunities Fund (“C-SPEF” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, which became effective on January 23, 2024 and has no operating prior to April 1, 2024 when C-SPEF issued its common shares of beneficial interest (the “Shares”) only to eligible investors that are “accredited investors,” as defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”).

Coller Private Market Secondaries Advisors, LLC (the “Adviser”), an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as C-SPEF’s investment adviser. The Adviser is an indirect, wholly owned subsidiary of CICAP Limited, a private limited company registered in England and Wales (“CICAP” and, together with its direct and indirect subsidiaries, “Coller Capital”). The Adviser intends to leverage Coller Capital’s global investment platform in its capacity as investment adviser for C-SPEF, including its broad-based origination, investment expertise and long-standing counterparty relationships.

C-SPEF commenced operations on April 1, 2024, with $323,792,854, comprising cash contributions of $2,149,972 and contributions in kind totaling $321,642,882. Simultaneous with such commencement of operations, C-SPEF Seed Vehicle L.P. (“Predecessor Fund”), which begin operations in 2023, reorganized with and into C-SPEF of transferred investments, cash of $68,007,727, and other assets and liabilities. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Fund and at the time of the conversion of the Predecessor Fund was managed by an affiliate of the Adviser.

C-SPEF’s investment objective is to seek to provide long-term capital appreciation. The Fund makes investments directly and through its wholly owned subsidiaries, C-SPEF Holdings, L.P. Incorporated, C-SPEF Investments 1, L.P., C-SPEF Investments 2, L.P., C-SPEF Investments 3-B, L.P., C-SPEF Investments 4, LLC and C-SPEF Investments 5-B, LLC, and CSI PE Aggregator No. 1, L.P.

In pursuing its investment objective, C-SPEF intends to invest primarily in an actively managed portfolio of private equity assets. C-SPEF’s investment exposure to these strategies is implemented via a variety of investment types that include: (i) investments in existing or newly formed private funds managed by unaffiliated asset managers (“Investment Funds”); (ii) investments in equity assets issued by private companies (“Direct Investments”); and (iii) investments alongside Portfolio Funds in equity assets issued by private companies (“Co-Investments” and, collectively with Portfolio Funds and Direct Investments, “Private Equity Investments”). C-SPEF’s investments will primarily be acquired through privately negotiated transactions from investors in Private Equity Investments and/or in connection with the restructuring of a Portfolio Fund or Co-Investment (“Secondary Transactions”); and may also be made through primary commitments to newly formed Portfolio Funds or special purpose vehicles structured to invest in Co-Investments (“Primary Commitments”).

C-SPEF offers Class I, Class D and Class I-2 Shares (“Shares”). Each class of Shares has differing characteristics, particularly in terms of the Distribution and Servicing Fee (as defined herein) that each class may be charged. C-SPEF may offer additional classes of Shares in the future. The Shares will generally be offered on the first business day of each month at the net asset value (“NAV”) per Share on that day. No person who is admitted as a shareholder of C-SPEF (a “Shareholder”) will have the right to require C-SPEF to redeem its Shares.

The business operations of C-SPEF are managed and supervised under the direction of C-SPEF’s Board of Trustees (the “Board”), subject to the laws of the State of Delaware and C-SPEF’s Second Amended and Restated Declaration and Agreement of Trust. The Board has overall responsibility for the management and supervision of the business operations of C-SPEF.

2. Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Consolidation of a Subsidiaries

The Fund may make investments through its Subsidiaries. Such Subsidiaries will not be registered under the 1940 Act. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

The consolidated financial statements of the Fund include its wholly owned subsidiaries: C-SPEF Holdings, L.P. Incorporated, C-SPEF Investments 1, L.P., C-SPEF Investments 2, L.P., C-SPEF Investments 3-B, L.P., C-SPEF Investments 4, LLC C-SPEF Investments 5-B, LLC, and CSI PE Aggregator No. 1, L.P, all wholly-owned subsidiaries of the Fund.

c. Valuation of Investments

Investments include short-term investments, primary and secondary investments in private equity funds, and direct equity in unlisted companies (“Primary Investments” and “Secondary Investments”, respectively, and together, “Investment Funds”).

The Fund values its investments in accordance with ASC 820, Fair Value Measurements (“ASC 820”), which defines fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the applicable measurement date. The Fund has formal valuation policy (the “Valuation Policy”), which have been approved by the Board. Pursuant Rule 2a-5, the Board designated the Adviser as its “Valuation Designee” to perform fair value determinations.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. Investments in Investment Funds normally do not have readily available market prices. The Fund uses NAV as a practical expedient to determine the fair value of its investments in Investment Funds.

The fair values of the Investment Funds, determined by the Adviser in accordance with the Valuation Policy, are estimates. These estimates are net of the Investment Funds’ management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Investment Funds. Ordinarily, the fair value of an Investment Fund is based on the net asset value of that Investment Fund reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of an Investment Fund does not represent its fair value or if the manager of an Investment Fund fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Policy. This includes adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Adviser values an Investment Fund, including capital activity and events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date, to the extent that the Adviser is aware of such information. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments or Co- Investments, the Valuation Designee will review and value such investments using one or more of the following types of analyses:

●	Market comparable statistics and public trading multiples discounted for illiquidity and/or other factors for investments with similar characteristics.

●	Discounted cash flow analysis, including a terminal value or exit multiple.

●	The entry valuation if the transaction was deemed a fair market transaction.

●	Valuations implied by third-party investment in similar assets or issuers.

d. Cash and Cash Equivalents

In order to manage the liquidity of its investment portfolio, C-SPEF may also invest a portion of its assets in a portfolio of short-term debt securities, money market instruments, cash and/or cash equivalents (“Liquid Assets”). C-SPEF will generally seek to hold an amount of Liquid Assets and other liquid investments consistent with prudent liquidity management. All of the Fund's cash is held in domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit Insurance.

e. Short-Term Investments

Short-term investments represent investments in money market mutual funds, which are recorded at NAV per share and approximate fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

f. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. The Fund does not separately state the portion of the results of operations due to fluctuations in foreign exchange rates. They are included with other changes in fair values of the investments during the period.

g. Foreign Currency Forward Exchange Contracts

The Fund may enter foreign currency forward exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All foreign currency forward exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency forward exchange contract is offset by entering a closing transaction or by the delivery or receipt of the currency. The risk that counterparties may be unable to meet the terms of their contracts and the risk of unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in foreign currency forward exchange contracts.

During the six months ended September 30, 2024, the Fund entered 5 long/short foreign currency forward exchange contracts. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had $nil in unrealized appreciation and $(3,286,433) in unrealized depreciation on foreign currency forward exchange contracts. As disclosed in the Consolidated Statement of Operations, the Fund had $nil in net realized gains (losses) and $(3,286,433) change in net unrealized appreciation (depreciation) on foreign currency forward contracts.

h. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to requirements to disclose information about offsetting assets and liabilities and similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets and Liabilities. The table below presents the amounts of the Fund’s derivative assets and liabilities as of September 30, 2024: gross, net of amounts available for offset under a MNA, and net of the related collateral received and/or pledged, if any, by the Fund:

	Derivative Liabilities	Financial
	Subject to a	Instruments
	MNA	Available for	Collateral
Counterparty	with Counterparty	Offset	Pledged[1]	Net Amount[2]
State Street Bank & Trust Company	$1,308,463	$—	$—	$1,308,463
Royal Bank of Canada	1,977,970	—	—	1,977,970

[1]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[2]	Net amount represents the net amount due from the Fund to the counterparty in the event of default.

i. Investment Income

Dividend income is recorded on the ex-dividend date, except for certain dividends received from foreign securities for which the ex-dividend date has passed, in which case the dividend is recorded as soon as a Fund is informed that the ex-dividend date has occurred. Interest income recorded on an accrual basis.

The Fund records a distribution of cash or in-kind securities from an Investment Fund at its fair value based on the information contained in the notice provided to the Fund when the distribution is received. Thus, the Fund recognizes in the Consolidated Statement of Operations its share of realized gains (or losses) and the Fund’s share of net investment income (or loss) based upon information received from its Investment Funds. Unrealized appreciation (depreciation) on investments presented in the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and undistributed net investment income (or loss) from its Investment Funds for the relevant period.

j. Fund Expenses

The Fund bears all expenses incurred in its conduct of the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees and interest for its revolving credit facility line of credit; fees for data and software providers; costs of insurance; registration expenses; advisory fees; and expenses of meetings of its Board of Trustees.

k. Organization and Offering Costs

C-SPEF has incurred certain organizational and initial offering costs of $2,248,439. These costs were paid by the Adviser on behalf of the Fund. Such costs incurred by the Adviser are subject to recoupment by the Adviser in accordance with the Expense Limitation Agreement (as defined below). C-SPEF has borne certain of its organizational and initial offering costs in connection with this offering. C-SPEF’s initial offering costs, whether borne by the Adviser or C-SPEF, are being capitalized and amortized over the 12-month period beginning at the commencement of operations. C-SPEF’s organizational costs are expensed in the period they are incurred.

l. Estimates

The Fund’s financial statements follows the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

m. Consolidated Financial Statements

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

n. Recently Adopted Accounting Pronouncements

On June 30, 2022, the FASB issued ASU 2022-03 which clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and requires specific disclosures related to such an equity security. Under current guidance, stakeholders have observed diversity in practice related to whether contractual sale restrictions should be considered in the measurement of the fair value of equity securities that are subject to such restrictions. On the basis of interpretations of existing guidance and the current illustrative example in ASC 820-10-55-52 of a restriction on the sale of an equity instrument, some entities use a discount for contractual sale restrictions when measuring fair value, while others view the application of such a discount to be inconsistent with the principles of ASC 820. To reduce the diversity in practice and increase the comparability of reported financial information, ASU 2022-03 clarifies this guidance and amends the illustrative example. The amendments in ASU 2022-03 are consistent with the principles of fair value measurement under which an entity is required to consider characteristics of an asset or liability if other market participants would also consider those characteristics when pricing the asset or liability. Specifically, the ASU clarifies that an entity should apply these fair value measurement principles to equity securities that are subject to contractual sale restrictions. The Fund was required to comply with the requirements as of December 15, 2023. The Adviser has concluded that this update had no material impact on investment valuations, as previously expected.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (A) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (B) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 – Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments are recorded at fair value, using the Investment Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10 and are excluded from leveling classification noted above.

The following is a summary of the Fund's investments classified in the fair value hierarchy as of September 30, 2024:

Investments	Level 1	Level 2	Level 3	Total
Assets
Direct Investments:
Direct Equity	$—	$—	$250,000	$250,000
Total Direct Investments	$—	$—	$250,000	$250,000
Short-Term Investments	31,234,784	—	—	31,234,784
Total Assets	$31,234,784	$—	$250,000	$31,484,784
Liabilities
Foreign Currency Forward Contracts	$—	$(3,286,433)	$—	$(3,286,433)
Total Liabilities	$—	$(3,286,433)	$—	$(3,286,433)
Total	$31,234,784	$(3,286,433)	$250,000	$28,198,351

The Fund held Primary Investments and Secondary Investments with a fair value of $286,581,539 which are excluded from the fair value hierarchy as of September 30, 2024, in accordance with Subtopic 820-10 as investments in Underlying Funds valued at net asset value, as a “practical expedient'’ are not required to be included in the fair value hierarchy.

The following is a reconciliation of the amount of the account balances on April 1, 2024 and September 30, 2024 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2024	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Contributions	Distributions		Net Transfers In or Out of Level 3	Balance as of September 30, 2024
Direct Investments :
Direct Equity	$—	$—	$—	$250,000	$	(—)	$—	$250,000
Total Direct Investments	$—	$—	$—	$250,000	$	(—)	$—	$250,000

The amount of the net change in unrealized appreciation (depreciation) for the six months ended September 30, 2024 relating to investments in Level 3 assets still held at September 30, 2024 is $nil, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

The valuation input and technique for Level 3 Fair Value measurements for investments held as of September 30, 2024 was based on the most recent transaction.

4. Federal Taxes Information

It is the Fund's policy to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund's policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its distributable net investment income and net realized gain on investments , if any, earned each year. In addition, the Fund intends to make distributions to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

C-SPEF intends to make distributions on an annual basis in aggregate amounts representing substantially all of C-SPEF’s investment company taxable income (including realized short-term capital gains), if any, earned during the year. Distributions may also include net capital gains, if any. Because C-SPEF intends to qualify annually as a RIC under the Code, C-SPEF intends to distribute at least 90% of its investment company taxable income to its Shareholders. Nevertheless, there can be no assurance that C-SPEF will pay distributions to Shareholders at any particular rate.

The Fund has two Onshore Subsidiaries, C-SPEF Investments 4, LLC and C-SPEF Investments 5-B, LLC. C-SPEF Investments 4, LLC is treated as a disregarded entity for U.S. federal income tax purposes. C-SPEF Investments 5-B, LLC is treated as a corporation for U.S. federal income tax purposes. The Fund has 5 Offshore Subsidiaries. C-SPEF Holdings, L.P. Incorporated is treated as a foreign disregarded entity for U.S. federal income tax purposes. C-SPEF Investments 1, L.P., C-SPEF Investments 2, L.P., and CSI PE Aggregator No. 1, L.P. are treated as foreign partnerships for U.S. federal income tax purposes. C-SPEF Investments 3-B, L.P. is treated as a foreign corporation for U.S. federal income tax purposes. In preparing its consolidated financial statements, C-SPEF Investment 5-B, LLC is required to recognize its estimate of income taxes for Federal and State purposes as a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the corresponding amounts used for income tax purposes. If Onshore Subsidiaries have a deferred tax asset, consideration is given to whether a valuation allowance is required. Foreign partnerships are not subject to U.S. federal and state income taxes, and foreign corporations are only subject to U.S. federal and state income taxes to the extent they earn effectively connected income ("ECI") to the U.S. As of September 30, 2024, C-SPEF Investments 3-B, L.P. has not earned any ECI, and therefore is not subject to U.S. and federal state income taxes.

The Fund has adopted a tax year-end of September 30 (the "Tax Year"). As such, the Fund's tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 months ended March 31, 2025, but after the Tax Year ended September 30, 2024, will be reflected in the financial statement footnotes for the fiscal year ended March 31, 2025.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income , expense and gain or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

During the six months ended September 30, 2024 the Fund reclassified $1,783,327 from undistributed net investment income, $598,920 of accumulated net realized gain on investments and forward foreign currency contracts, $nil of accumulated net unrealized appreciation on investments and forward foreign currency contracts, and $nil of foreign currency translation, to paid-in capital.

At September 30, 2024, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$300,338,071
Gross unrealized appreciation	17,732,507
Gross unrealized depreciation	(4,255)
Net unrealized appreciation/(depreciation)	$17,728,252

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on partnership investments.

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—

Tax Accumulated earnings	—

Accumulated capital and other losses	—
Other temporary differences	(1,130,746)

Unrealized appreciation/(depreciation) on investments	$17,717,170

Total accumulated earnings/(deficit)	$16,586,424

5. Advisory Fee and Other Transactions with Affiliates

a. Advisory Fee. In consideration of the advisory services provided by the Adviser, C-SPEF pays the Adviser an advisory fee at a monthly rate equal to 1.65% on an annualized basis of the greater of (i) C-SPEF’s net asset value and (ii) C-SPEF’s net asset value less cash and cash equivalents plus the total of all commitments made by C-SPEF that have not yet been drawn for investment (the “Advisory Fee”). In no event will the Advisory Fee exceed 2.00% as a percentage of C-SPEF’s net asset value. For purposes of calculating the Advisory Fee, a “commitment” is defined as a contractual obligation to acquire an interest in, or provide the total commitment amount over time to, an Investment Fund, when called by the Investment Fund. During any given fiscal year, the basis for the Advisory Fee could be larger than C-SPEF’s net asset value due to unfunded commitments to invest in Private Equity Investments. Investors are advised that the actual amount of unfunded commitments will be disclosed in C- SPEF’s published financial statements. The Adviser has contractually agreed to waive 100% of its Advisory Fee from commencement of operations to March 31, 2025.

For purposes of determining the Advisory Fee payable to the Adviser, the Fund’s net asset value will be calculated prior to the inclusion of any amounts of the Advisory Fee payable to the Adviser or to any purchases or repurchases of shares of the Fund or any distributions by the Fund. The Advisory Fee will be payable in arrears within 5 business days after the completion of the net asset value computation for each quarter. The Advisory Fee is paid to the Adviser out of C-SPEF’s assets, and therefore decreases the net profits or increases the net losses of C-SPEF.

The services of all investment professionals and staff of the Adviser, when and to the extent engaged in providing investment advisory and management services, and the compensation and routine overhead expenses of such personnel allocable to such services, are provided and paid for by the Adviser. C-SPEF bears all other costs and expenses of its operations and transactions as set forth in its Investment Advisory Agreement with the Adviser (the “Investment Advisory Agreement”).

b. Expense Limitation Agreement. Pursuant to an expense limitation agreement with the Fund (the “Expense Limitation Agreement”), the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses ([excluding the Advisory Fee and any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any]; collectively, the “Excluded Expenses”) do not exceed 0.50% per annum of the Fund’s average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay the Adviser any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided that repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within thirty-six months after the months in which the Adviser waived the fee or reimbursed the expense. The Expense Limitation Agreement will have a term ending one-year from the date the Fund commences operations, and the Adviser may extend the term for a period of one year on an annual basis. The Adviser may not terminate the Expense Limitation Agreement during its initial one-year term. The Adviser has reimbursed $1,914,128 to the Fund which includes $724,030 for the period from April 1, 2024 (Commencement of Operations) through September 30, 2024.

6. Distribution and Servicing Fee

Class D and Class I-2 Shares are subject to an ongoing distribution and shareholder servicing fee (the “Distribution and Servicing Fee”) to compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of Shareholders who own Class D or Class I-2 Shares of C- SPEF. Although C-SPEF is not an open-end investment company, it will comply with the terms of Rule 12b-1 as a condition of the SEC exemptive relief, which once it is granted will permit C-SPEF to have, among other things, a multi-class structure and distribution and shareholder servicing fees. Accordingly, C-SPEF has adopted a distribution and servicing plan for its Class D Shares and Class I-2 Shares (the “Distribution and Servicing Plan”) and pays the Distribution and Servicing Fee with respect to its Class D and Class I-2 Shares. The Distribution and Servicing Plan operates in a manner consistent with Rule 12b- 1 under the 1940 Act.

Class D Shares and Class I-2 Shares pay a Distribution and Servicing Fee to the Distributor at an annual rate of 0.85% and 0.25%, respectively, based on the net assets of C-SPEF attributable to such class (i.e., a proportionate share of C-SPEF’s aggregate net assets). For purposes of determining the Distribution and Servicing Fee, net asset value will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable.

Class I Shares are not subject to a Distribution and Servicing Fee.

7. Accounting and Administration Agreement

Administrative Fees. C-SPEF has retained State Street Bank and Trust Company (the “Administrator”) to provide it with certain administrative services, including fund administration, fund accounting, custodian and transfer agency services. C- SPEF compensates the Administrator for these services and reimburses the Administrator for certain out-of-pocket expenses (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of C-SPEF and therefore decreases the net profits or increases the net losses of C-SPEF.

For its services the Administrator receives a monthly fee that is based upon the average net assets of the Fund, fees on portfolio transactions, as well as reasonable out-of-pocket expenses. For the six months ended September 30, 2024, the Fund incurred $166,836 in fund accounting and administration fees, $27,762 in transfer agent fees and $11,816 in custodian fees, all due to the Administrator.

8. Revolving Credit Facility

On June 3, 2024, the Fund entered into a senior secured credit agreement (the “Revolving Credit Facility”) with the Royal Bank of Canada (the “Lender”). The amount of the Revolving Credit Facility is currently $60 million, renewable annually. The Revolving Credit Facility provides the Fund a revolving line of credit to satisfy repurchase requests, to meet capital calls and cover unfunded commitments, and to otherwise provide the Fund with short-term working capital and bridge timing of acquisitions of Investment Funds in advance of the receipt of investor subscriptions. Borrowings on the Revolving Credit Facility are collateralized by all assets of the Fund.

The Credit Facility has an interest rate at the secured overnight financing rate plus 1.85% per annum, and an unused facility fee of 1.10% per annum. In connection with the Revolving Credit Facility, the Fund incurred an arrangement fee of 0.25% which is being amortized in the Consolidated Statement of Operations over the term of the Revolving Credit Facility. This fee is recorded as deferred financing costs in the Consolidated Statements of Assets and Liabilities and is being amortized over the life of the Revolving Credit Facility using the straight-line method. As of September 30, 2024, the unamortized deferred financing cost was $100,000.

For the six months ended September 30, 2024, expenses incurred by the Fund related to the Revolving Credit Facility, including amortization of the arrangement fee, were $447,051. There were no short-term borrowings during the six months ended September 30, 2024. The Fund is subject to certain convent limits with the Lender, and has satisfied all the required minimums throughout the reporting period.

9. Capital Share Transactions

The Fund offers three separate classes of common shares of beneficial shares designated as Class I (“Class I Shares”), and Class D (“Class D Shares”) and Class I-2 (“Class I-2 Shares”). Each class of Shares have identical voting, dividend, liquidation and other rights and will be subject to the same terms and conditions, except each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure. The purchase price of the Shares at the Commencement of Operations was $5.00 per Share. Thereafter, the purchase price per Shares was based on the net asset value (“NAV”) per Share as of the date such Shares were purchased. Fractions of Shares are issued to one one-thousandth of a Share. As of September 30, 2024 outstanding shares of Class I, Class D and Class I-2 were 67,286,832, 0 and 0, respectively.

	For the Period Ended September 30, 2024
		Dollar
Coller Secondaries Private Equity Opportunities Fund	Shares	Amounts
Proceeds from Sales	2,938,256	$15,126,997
Reorganization	64,328,576	321,642,882
Increase in Shares and Net Assets	67,266,832	$336,769,879

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the Fund’s then-current net asset value per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding month). The minimum initial investment in the Fund by any investor is $1,000,000 with respect to Class I Shares and $50,000 for either the Class D Shares or Class I -2 Shares. The minimum additional investment in the Fund by any investor is $10,000, except for additional purchases pursuant to the dividend reinvestment plan. Investors subscribing through a broker/dealer or registered investment adviser may have shares aggregated to meet these minimums, so long as initial investments in C-SPEF are not less than $1,000,000 with respect to Class I Shares and $50,000 with respect to Class D or Class I-2 Shares, as applicable, and incremental contributions are not less than $10,000.

No Shareholder has the right to require the Fund to repurchase his, her or its Shares. To provide a limited degree of liquidity to Shareholders, at the sole discretion of the Adviser and subject to the Board’s approval, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. The Adviser expects that, beginning after the Fund completes its first full year of operations, it will recommend to the Board (subject to its discretion) that the Fund offer to repurchase Shares from Shareholders on a quarterly basis in an amount expected to be approximately 5% of the Fund’s net asset value.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares. During the period ended September 30, 2024, no Shares were tendered.

10. Investment Fund Transactions

Total purchases of Investment Funds for the six months ended September 30, 2024 amounted to $44,043,113. Total distribution proceeds from sale, redemption, or other disposition of Investment Funds for the six months ended September 30, 2024 amounted to $28,757,376.

11. Contingent Liabilities

The Fund indemnifies its officers and managers for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund which cannot be predicted with any certainty. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

12. Commitments

As of September 30, 2024, the Fund had unfunded capital commitments to the Investment Funds totaling $57,587,204.

13. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

The Fund has a limited operating history upon which potential investors can evaluate its performance. Therefore, its operating expenses may be significant and typically higher than expenses of similarly situated established funds.

14. Subsequent Events

On October 15, 2024, the Fund changed the names of two share classes: Class S Share (formerly known as Class D) and Class D Share (formerly known as Class I-2).

In addition to the subsequent event disclosed above, management has evaluated the impact of all subsequent events on the Fund and determined that there were no further subsequent events that require disclosure in the consolidated financial statements.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for this filing.

Item 3. Audit Committee Financial Expert.

Not applicable for this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable for this filing.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not Applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable to this semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not Applicable to this semi-annual report

(b)	Since last reported in the registrant’s Annual Report, dated March 31, 2024, and as filed in Form N-CSR on June 6, 2024, SEC Accession No. 0001104659-24-069576, Yonatan Puterman has been added as a portfolio manager for the Fund. Below is the information required by paragraph (a) of this Item:

(a)(1)      Steven Stolk, Partner, Co-Head of Investment and Head of CIO Office, joined Coller Capital in 2013. As Co-Head of Investment and Deputy CIO, Mr. Stolk has joint responsibility for Coller Capital’s investment team and investment process globally. He is based in Coller Capital’s London office and chairs the Investment Committee. Prior to joining Coller Capital in 2013, Mr. Stolk was a Partner at Plane Tree Capital, where he focused on clean energy investments in Latin America. Previously, he was an Associate at ABN AMRO. Mr. Stolk has a BA (Hons) in International Relations and Diplomatic History from the University of Pennsylvania and an MBA from London Business School.

Francois Aguerre, Partner, Co-Head of Investment and Global Head of Origination, joined Coller Capital in 2007. As Co-Head of Investment and Global Head of Origination, Mr. Aguerre has joint responsibility for Coller Capital’s investment team and investment process globally, and is one of the voting members on the Investment Committee. He is based in the firm’s London office, and also co-chairs the DEI Committee. Prior to joining Coller Capital in 2007, Mr. Aguerre worked in the Investment Banking division of UBS in London. Previously, he worked at Gimar Finance and PAI Partners in Paris, and at Société Générale in New York. Francois has an MSc in Engineering from École Nationale des Ponts et Chaussées in France, and an MBA from INSEAD.

Richard Jason Alexander Elmhirst, Partner, Head of Coller Capital Private Wealth Secondaries Solutions, joined Coller Capital in 2022. Mr. Elmhirst is one of the voting members on the Investment Committee and is based in the firm’s London office. Prior to joining Coller Capital in April 2022, Mr. Elmhirst spent 25 years at UBS where he led the Private Markets effort within UBS Global Wealth Management, based in London. Prior to that Mr. Elmhirst co-founded and co-led the Private Funds Group within UBS Investment Bank, based in New York. He previously worked at Freshfields in London where he qualified as a solicitor working in the Tax Team with a focus on collective investment schemes. Mr. Elmhirst has a degree in law (LLB) from the University of Bristol.

Yonatan Puterman, Partner, CIP IX Coordinator, joined Coller Capital in 2012. Mr. Puterman is a Partner, Investment and CIP IX Coordinator responsible for origination and execution and is based in the firm’s London office; Mr. Puterman specializes in direct and GP-led secondaries investments. Prior to joining Coller Capital in 2012, Mr. Puterman spent four years as a corporate attorney at Gornitzky & Co in Tel Aviv where he specialized in executing M&A deals. Mr. Puterman holds an LLB in Law (Magna Cum Laude) and a BA in Economics from Tel Aviv University, and an MBA from London Business School.

(a)(2)      The portfolio managers primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following table identifies, as of September 30, 2024: (i) the number of other registered investment companies, other pooled investment vehicles and other accounts managed by each portfolio manager; (ii) the total assets of such companies, vehicles, and accounts; and (iii) the number and total assets of such companies, vehicles and accounts that are subject to an advisory fee based on performance, unless otherwise noted:

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Steven Stolk
Registered Investment Companies	0	$0	0
Other Pooled Investment Vehicles	7	$3.95 billion	2	$2.76 billion
Other Accounts	4	$767.8 million	1	$229.5 million
Francois Aguerre
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$514.7 million	0	$0
Other Accounts	0	$0	0	$0
Richard Jason Alexander Elmhirst
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$785.9 million	0	$0
Other Accounts	0	$0	0	$0
Yonatan Puterman
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$514.7 million	0	$0
Other Accounts	0	$0	0	$0

Potential Conflicts of Interest

A potential conflict of interest may arise because of a portfolio manager’s provision of advisory services to other accounts. Other accounts may pay higher management fees and/or performance fees than the Fund, and this could create an incentive for a portfolio manager to favor such funds in the allocation of investment opportunities.

The Adviser has implemented procedures that are designed to ensure that investment opportunities are allocated in a manner that: (i) treats all of its clients fairly and equitably; (ii) prevents conflicts regarding allocation of investment opportunities among its clients; and (iii) complies with applicable regulatory requirements. For example, the Adviser uses an allocation methodology designed to allocate all investments ratably based on a defined allocation procedure. Notwithstanding the foregoing, an aggregated investment may be allocated on a different basis under certain circumstances depending on factors which include, but are not limited to, available cash, liquidity requirements, risk parameters and legal and/or regulatory requirements.

The Adviser and its investment personnel, including a portfolio manager, may hold investments in other accounts. This may create an incentive for the Adviser and its investment personnel to take investment actions based on those investment interests which might diverge, in some cases, from the interests of other clients or favor or disfavor certain funds over other funds. Any potential conflict that arises from these circumstances is mitigated by several factors, including: (i) the fact that the Adviser’s investment process is designed to achieve long-term capital appreciation as opposed to short-term profits and (ii) the fact that the allocation process is controlled by finance and compliance personnel for the Adviser.

(a)(3)      The following description regarding portfolio manager compensation is provided as of September 30, 2024:

The Adviser’s philosophy on compensation is to provide senior professionals incentives that are tied to both short-term and long-term performance of Coller Capital. All investment professionals are salaried. Further, all investment professionals are eligible for a short-term incentive bonus each year that is discretionary and based upon the professional’s performance, as well as the performance of the business. For their services to the Fund, the portfolio managers receive a salary, a discretionary bonus, and certain retirement benefits from the Adviser or its affiliates. Additionally, each of the portfolio managers have equity interests in the Adviser and its subsidiaries and indirectly benefit from the success of the Fund based on their ownership interest.

(a)(4)      The following table indicates the dollar range of securities beneficially owned by each primary portfolio manager, as of September 30, 2024. Aggregate Dollar Range, if applicable, includes each primary portfolio manager’s deferred compensation balance attributable to the Fund through participation in the Adviser's deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the primary portfolio manager at a future date in an amount based on the performance of the Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Portfolio Manager	Aggregate Dollar Range of Securities in the Fund
Steven Stolk	$100,001 - $500,000
Francois Aguerre	None
Richard Jason Alexander Elmhirst	Over $1,000,000
Yonatan Puterman	None

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Fund during the period covered by this Report on Form N-CSR.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a)	The Fund’s principal executive and principal financial officers have concluded, based on their evaluation of the Fund’s disclosure controls and procedures as of a date within 90 days of the filing date of this Report, that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are reasonably designed to ensure that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Fund in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Fund’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics - Not Applicable to this semi-annual report.

(a)(2)	Not applicable.

(a)(3)	Section 302 Certifications are attached.

(a)(4)	Not applicable.

(a)(5)	Not Applicable

(b)	Section 906 Certifications are attached

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Coller Secondaries Private Equity Opportunities Fund

By:	/s/ Richard Jason Alexander Elmhirst
Richard Jason Alexander Elmhirst
Chief Executive Officer

Date:	December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By:	/s/ Richard Jason Alexander Elmhirst
Richard Jason Alexander Elmhirst
Chief Executive Officer

Date:	December 3, 2024

By:	/s/ Josh Schnurman
Josh Schnurman
Chief Financial Officer

Date:	December 3, 2024